Long-Term And Short-Term Financing Arrangements (Schedule Of Redemption Price Percentage) (Details)	12 Months Ended
Jan. 31, 2015
2015 [Member]
Long-Term And Short-Term Financing Arrangements [Line Items]
Redemption price percentage	103.563%
2016 [Member]
Long-Term And Short-Term Financing Arrangements [Line Items]
Redemption price percentage	102.00%
2017 And Thereafter [Member]
Long-Term And Short-Term Financing Arrangements [Line Items]
Redemption price percentage	100.00%